Income Taxes - Components of net deferred tax asset and valuation allowance (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Cumulative net operating losses	$ 3,194,453	$ 3,073,840
Less valuation allowance	$ (3,194,453)	$ (3,073,840)
Net deferred tax asset